Costs and profits in excess of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2022
Costs and profits in excess of billings on uncompleted contracts [Abstract]
Costs and profits in excess of billings on uncompleted contracts
10.

Costs and profits in excess of billings on uncompleted

contracts
As at December 31, 2022, the Company had eighteen

contracts with total billings of $
10,475,299

which were less than total
costs

incurred

and

had

recognized

cumulative

revenue

of

$
11,856,596

since

those

projects

began.

This compares

with
fourteen

contracts with total

billings of $
16,676,700

which were less

than total costs

incurred and had

recognized cumulative
revenue of $ 21,599,410

as at December 31, 2021.

The net amount

of $
1,051,297

as at December

31, 2022 includes

an expected credit

loss allowance of

$
330,000

($
Nil

as
at December 31,

2021). On the basis

of the Company’s expected

credit loss policy, the allowance was

determined generally
by applying a

loss rate of
2
% on all

balances, and

adjusting for

specific situations,

such as

past due customers,

whereby
the loss rate varied from 25 % to 50%.
Changes in

costs and

profits in

excess of

billings on

uncompleted contracts

during the

year are

explained by

$
4,164,109
(2021 -

$
983,891
)

recognized

at

the

beginning

of

the

year

being

transferred

to

accounts

receivable,

$
622,696

(2021 -
$ 4,832,968
) resulting from changes in the measure of progress and the expected credit loss allowance of

$
330,000

($
Nil

in
2021).